Post Employment Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 65,598,156	$ 62,820,044	$ 62,699,415
Employee severance indemnities
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	44,239,203	43,374,602
Complementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	15,680,273	14,208,449
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	2,597,708	2,383,550
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 3,080,972	$ 2,853,443